Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable and Related Debt Discount and Derivative Liability

At March 31, 2021, the Company’s convertible notes payable and related debt discount and derivative liability related to the notes which can be converted at variable discounted rates are summarized as follows:

						Net amount of	Corresponding
					Debt	liabilities	derivative
Noteholder	Origination	Maturity	Interest	Balance	Discount	presented	balance
Noteholder A	02/12/19	02/11/20	8.0%	$388,889	$-	$388,889	$571,164
Noteholder A	03/15/19	03/14/20	8.0%	222,222	-	222,222	326,379
Noteholder A	04/05/19	04/04/20	8.0%	388,889	-	388,889	571,164
Noteholder A	08/05/19	08/05/20	12.0%	111,111	-	111,111	163,190
Noteholder D	12/03/18	12/04/19	9.0%	163,700	-	163,700	184,313

				$1,274,811	$-	$1,274,811	$1,816,210

At September 30, 2020, the Company’s convertible notes payable and related debt discount and derivative liability are summarized as follows:

						Net amount of	Corresponding
					Debt	liabilities	derivative
Noteholder	Origination	Maturity	Interest	Balance	Discount	presented	balance
Noteholder A	01/30/19	01/30/21	10.0%	$437,222	$(73,070)	$364,152	$1,190,002
Noteholder A	02/12/19	02/11/20	8.0%	388,889	-	388,889	647,591
Noteholder A	03/15/19	03/14/20	8.0%	222,222	-	222,222	370,051
Noteholder A	04/05/19	04/04/20	8.0%	388,889	-	388,889	647,591
Noteholder A	08/05/19	08/05/20	12.0%	111,111	(37,037)	74,074	185,026
Noteholder B	12/03/18	12/04/19	9.0%	262,500	-	262,500	232,108
Noteholder C	Various – see above		24.0%	2,001,000	(512,027)	1,488,973	1,862,542
Noteholder D	07/11/19	01/11/20	14.0%	158,900	-	158,900	151,491

				$3,970,733	$(622,134)	$3,348,599	$5,286,402

At September 30, 2019, the Company’s convertible notes payable and related debt discount and derivative liability are summarized as follows:

Noteholder	Origination	Maturity	Interest	Balance	Debt Discount	Net amount of liabilities presented	Corresponding derivative balance
Noteholder A	08/01/18	08/01/19	12.0%	$50,000	$-	$50,000	$61,285
Noteholder A	12/05/18	12/04/19	12.0%	166,667	(30,137)	136,530	206,048
Noteholder A	01/07/19	01/07/20	12.0%	111,111	(30,137)	80,974	138,146
Noteholder A	01/30/19	01/30/21	10.0%	437,222	(291,681)	145,541	682,336
Noteholder A	02/12/19	02/11/20	8.0%	388,889	(143,836)	245,053	505,078
Noteholder A	03/15/19	03/14/20	8.0%	222,222	(101,065)	121,157	300,457
Noteholder A	04/05/19	04/04/20	8.0%	388,889	(199,239)	189,650	550,493
Noteholder A	08/05/19	08/05/20	12.0%	111,111	(94,064)	17,047	168,659
Noteholder B	12/03/18	12/04/19	9.0%	250,000	(34,770)	215,260	91,773
Noteholder B	07/11/19	01/11/20	14.0%	200,000	(143,020)	56,980	168,028
				$2,326,111	$(1,067,949)	$1,258,192	$2,872,303

At September 30, 2020, the Company’s convertible notes payable and related debt discount and derivative liability are summarized as follows:

Noteholder	Origination	Maturity	Interest	Balance	Debt Discount	Net amount of liabilities presented	Corresponding derivative balance
Noteholder A	01/30/19	01/30/21	10.0%	$437,222	$(73,070)	$364,152	$1,190,002
Noteholder A	02/12/19	02/11/20	8.0%	388,889	-	388,889	647,591
Noteholder A	03/15/19	03/14/20	8.0%	222,222	-	222,222	370,051
Noteholder A	04/05/19	04/04/20	8.0%	388,889	-	388,889	647,591
Noteholder A	08/05/19	08/05/20	12.0%	111,111	(37,037)	74,074	185,026
Noteholder B	12/03/18	12/04/19	9.0%	262,500	-	262,500	232,108
Noteholder C	Various – see above		24.0%	2,001,000	(512,027)	1,488,973	1,862,542
Noteholder D	07/11/19	01/11/20	14.0%	158,900	-	158,900	151,491

				$3,970,733	$(622,134)	$3,348,599	$5,286,402

Schedule of Future Maturities of Notes Payable

The Company’s future maturities of all notes payable are as follows:

For the fiscal year ending
September 30,	Amount
2022	$6,575,484
2022	262,145
2023	3,159
2024	3,280
2025	3,405
Thereafter	141,264
$6,988,737

The Company’s future maturities of all notes payable are as follows:

For the fiscal year ended
September 30,	Amount
2021	$5,323,656
2022	47,147
2023	3,159
2024	3,280
2025	3,405
Thereafter	141,262
$5,521,909